Borrowings (Details) - USD ($) $ in Millions		12 Months Ended
	Mar. 06, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Mar. 14, 2025
Disclosure of detailed information about borrowings [Line Items]
Total borrowings		$ 21,931	$ 12,442
Current borrowings		733	180
Non-current borrowings		21,198	12,262
Proceeds from additional borrowings, net of issue costs		16,019	261	$ 1,833
Cumulative amount utilised from debt issuance		674	626
Carrying value of bonds		$ 672	624
Increase in stated percentage		1.20%
Debt instrument restrictive covenants		$ 3,795	3,945
European debt issuance programme
Disclosure of detailed information about borrowings [Line Items]
Nominal value of hedged item		10,000	10,000
Listed bonds
Disclosure of detailed information about borrowings [Line Items]
Total borrowings		17,336	8,137
Total borrowings (including overdrafts), fair value		17,148	7,702
Rio Tinto Finance (USA) plc Bonds 4.375% due 2027
Disclosure of detailed information about borrowings [Line Items]
Total borrowings		$ 499	0
Rio Tinto Finance (USA) plc Bonds 4.375% due 2027 | Borrowings in a hedge relationship | Interest rate risk
Disclosure of detailed information about borrowings [Line Items]
Borrowings, interest rate		4.375%
Nominal value of hedged item		$ 0	0
Rio Tinto Finance (USA) plc Bonds SOFR plus 0.84% due 2028
Disclosure of detailed information about borrowings [Line Items]
Total borrowings		$ 500	0
Rio Tinto Finance (USA) plc Bonds SOFR plus 0.84% due 2028 | Borrowings in a hedge relationship | Interest rate risk
Disclosure of detailed information about borrowings [Line Items]
Effective exchange rate		0.84%
Nominal value of hedged item		$ 0	0
Rio Tinto Finance (USA) plc Bonds 4.5% due 2028
Disclosure of detailed information about borrowings [Line Items]
Total borrowings		$ 748	0
Rio Tinto Finance (USA) plc Bonds 4.5% due 2028 | Borrowings in a hedge relationship | Interest rate risk
Disclosure of detailed information about borrowings [Line Items]
Borrowings, interest rate		4.50%
Nominal value of hedged item		$ 0	0
Rio Tinto Finance (USA) Limited Bonds 7.125% due 2028
Disclosure of detailed information about borrowings [Line Items]
Total borrowings		$ 786	780
Rio Tinto Finance (USA) Limited Bonds 7.125% due 2028 | Borrowings in a hedge relationship | Interest rate risk
Disclosure of detailed information about borrowings [Line Items]
Borrowings, interest rate		7.125%
Effective exchange rate		3.54%
Nominal value of hedged item		$ 750	750
Alcan Inc. Debentures 7.25% due 2028
Disclosure of detailed information about borrowings [Line Items]
Total borrowings		$ 102	101
Alcan Inc. Debentures 7.25% due 2028 | Borrowings in a hedge relationship | Interest rate risk
Disclosure of detailed information about borrowings [Line Items]
Borrowings, interest rate		7.25%
Effective exchange rate		3.33%
Nominal value of hedged item		$ 100	100
Rio Tinto Finance plc Sterling Bonds 4.0% due 2029
Disclosure of detailed information about borrowings [Line Items]
Total borrowings		$ 672	624
Rio Tinto Finance plc Sterling Bonds 4.0% due 2029 | Borrowings in a hedge relationship | Interest rate risk
Disclosure of detailed information about borrowings [Line Items]
Borrowings, interest rate		4.00%
Nominal value of hedged item		$ 0	0
Rio Tinto Finance (USA) plc Bonds 4.875% due 2030
Disclosure of detailed information about borrowings [Line Items]
Total borrowings		$ 1,754	0
Rio Tinto Finance (USA) plc Bonds 4.875% due 2030 | Borrowings in a hedge relationship | Interest rate risk
Disclosure of detailed information about borrowings [Line Items]
Borrowings, interest rate		4.875%
Effective exchange rate		1.30%
Nominal value of hedged item		$ 1,250	0
Alcan Inc. Debentures 7.25% due 2031
Disclosure of detailed information about borrowings [Line Items]
Total borrowings		$ 415	402
Alcan Inc. Debentures 7.25% due 2031 | Borrowings in a hedge relationship | Interest rate risk
Disclosure of detailed information about borrowings [Line Items]
Borrowings, interest rate		7.25%
Effective exchange rate		3.46%
Nominal value of hedged item		$ 400	400
Rio Tinto Finance (USA) plc Bonds 5% due 2032
Disclosure of detailed information about borrowings [Line Items]
Total borrowings		$ 1,258	0
Rio Tinto Finance (USA) plc Bonds 5% due 2032 | Borrowings in a hedge relationship | Interest rate risk
Disclosure of detailed information about borrowings [Line Items]
Borrowings, interest rate		5.00%
Effective exchange rate		1.18%
Nominal value of hedged item		$ 1,250	0
Rio Tinto Finance (USA) plc Bonds 5.0% due 2033
Disclosure of detailed information about borrowings [Line Items]
Total borrowings		$ 658	646
Rio Tinto Finance (USA) plc Bonds 5.0% due 2033 | Borrowings in a hedge relationship | Interest rate risk
Disclosure of detailed information about borrowings [Line Items]
Borrowings, interest rate		5.00%
Effective exchange rate		0.96%
Nominal value of hedged item		$ 650	650
Alcan Inc. Global Notes 6.125% due 2033
Disclosure of detailed information about borrowings [Line Items]
Total borrowings		$ 754	731
Alcan Inc. Global Notes 6.125% due 2033 | Borrowings in a hedge relationship | Interest rate risk
Disclosure of detailed information about borrowings [Line Items]
Borrowings, interest rate		6.125%
Effective exchange rate		2.26%
Nominal value of hedged item		$ 750	750
Alcan Inc. Global Notes 5.75% due 2035
Disclosure of detailed information about borrowings [Line Items]
Total borrowings		$ 296	287
Alcan Inc. Global Notes 5.75% due 2035 | Borrowings in a hedge relationship | Interest rate risk
Disclosure of detailed information about borrowings [Line Items]
Borrowings, interest rate		5.75%
Effective exchange rate		1.83%
Nominal value of hedged item		$ 300	300
Rio Tinto Finance (USA) plc Bonds 5.25% due 2035
Disclosure of detailed information about borrowings [Line Items]
Total borrowings		$ 1,737	0
Rio Tinto Finance (USA) plc Bonds 5.25% due 2035 | Borrowings in a hedge relationship | Interest rate risk
Disclosure of detailed information about borrowings [Line Items]
Borrowings, interest rate		5.25%
Effective exchange rate		1.48%
Nominal value of hedged item		$ 1,750	0
Rio Tinto Finance (USA) Limited Bonds 5.2% 2040
Disclosure of detailed information about borrowings [Line Items]
Total borrowings		$ 1,174	1,142
Rio Tinto Finance (USA) Limited Bonds 5.2% 2040 | Borrowings in a hedge relationship | Interest rate risk
Disclosure of detailed information about borrowings [Line Items]
Borrowings, interest rate		5.20%
Effective exchange rate		1.18%
Nominal value of hedged item		$ 1,150	1,150
Rio Tinto Finance (USA) plc Bonds 4.75% due 2042
Disclosure of detailed information about borrowings [Line Items]
Total borrowings		$ 494	492
Rio Tinto Finance (USA) plc Bonds 4.75% due 2042 | Borrowings in a hedge relationship | Interest rate risk
Disclosure of detailed information about borrowings [Line Items]
Borrowings, interest rate		4.75%
Effective exchange rate		0.65%
Nominal value of hedged item		$ 500	500
Rio Tinto Finance (USA) plc Bonds 4.125% due 2042
Disclosure of detailed information about borrowings [Line Items]
Total borrowings		$ 732	732
Rio Tinto Finance (USA) plc Bonds 4.125% due 2042 | Borrowings in a hedge relationship | Interest rate risk
Disclosure of detailed information about borrowings [Line Items]
Borrowings, interest rate		4.125%
Nominal value of hedged item		$ 0	0
Rio Tinto Finance (USA) Limited Bonds 2.75% due 2051
Disclosure of detailed information about borrowings [Line Items]
Total borrowings		$ 1,157	1,103
Rio Tinto Finance (USA) Limited Bonds 2.75% due 2051 | Borrowings in a hedge relationship | Interest rate risk
Disclosure of detailed information about borrowings [Line Items]
Borrowings, interest rate		2.75%
Effective exchange rate		1.57%
Nominal value of hedged item		$ 1,250	1,250
Rio Tinto Finance (USA) plc Bonds 5.125% due 2053
Disclosure of detailed information about borrowings [Line Items]
Total borrowings		$ 1,127	1,097
Rio Tinto Finance (USA) plc Bonds 5.125% due 2053 | Borrowings in a hedge relationship | Interest rate risk
Disclosure of detailed information about borrowings [Line Items]
Borrowings, interest rate		5.125%
Effective exchange rate		0.76%
Nominal value of hedged item		$ 1,100	1,100
Rio Tinto Finance (USA) plc Bonds 5.75% due 2055
Disclosure of detailed information about borrowings [Line Items]
Total borrowings		$ 1,729	0
Rio Tinto Finance (USA) plc Bonds 5.75% due 2055 | Borrowings in a hedge relationship | Interest rate risk
Disclosure of detailed information about borrowings [Line Items]
Borrowings, interest rate		5.75%
Effective exchange rate		1.95%
Nominal value of hedged item		$ 1,750	0
Rio Tinto Finance (USA) plc Bonds 5.875% due 2065
Disclosure of detailed information about borrowings [Line Items]
Total borrowings		$ 744	0
Rio Tinto Finance (USA) plc Bonds 5.875% due 2065 | Borrowings in a hedge relationship | Interest rate risk
Disclosure of detailed information about borrowings [Line Items]
Borrowings, interest rate		5.875%
Effective exchange rate		2.07%
Nominal value of hedged item		$ 750	0
Oyu Tolgoi project finance
Disclosure of detailed information about borrowings [Line Items]
Total borrowings		3,755	3,852
Total borrowings (including overdrafts), fair value		$ 3,990	4,103
Oyu Tolgoi LLC MIGA Insured Loan SOFR plus 2.65% due 2032
Disclosure of detailed information about borrowings [Line Items]
Borrowings, interest rate basis		2.65%
Total borrowings		$ 588	603
Oyu Tolgoi LLC Commercial Banks "B Loan" SOFR plus 3.4% due 2032
Disclosure of detailed information about borrowings [Line Items]
Borrowings, interest rate basis		3.40%
Total borrowings		$ 1,355	1,392
Oyu Tolgoi LLC Export Credit Agencies Loan 4.72% due 2033
Disclosure of detailed information about borrowings [Line Items]
Borrowings, interest rate		4.72%
Total borrowings		$ 244	249
Oyu Tolgoi LLC Export Credit Agencies Loan SOFR plus 3.65% due 2034
Disclosure of detailed information about borrowings [Line Items]
Borrowings, interest rate basis		3.65%
Total borrowings		$ 796	816
Oyu Tolgoi LLC International Financial Institutions "A Loan" SOFR plus 3.78% due 2035
Disclosure of detailed information about borrowings [Line Items]
Borrowings, interest rate basis		3.78%
Total borrowings		$ 772	792
Other secured loans
Disclosure of detailed information about borrowings [Line Items]
Total borrowings		39	93
Other unsecured loans
Disclosure of detailed information about borrowings [Line Items]
Total borrowings		794	349
Bank overdrafts
Disclosure of detailed information about borrowings [Line Items]
Total borrowings		7	11
Other borrowings
Disclosure of detailed information about borrowings [Line Items]
Total borrowings		840	453
Total borrowings (including overdrafts), fair value		$ 795	$ 416
Fixed And Floating Rate SEC-Registered Debt Securities
Disclosure of detailed information about borrowings [Line Items]
Nominal value of hedged item					$ 9,000
Bridge Loan Facility
Disclosure of detailed information about borrowings [Line Items]
Proceeds from additional borrowings, net of issue costs	$ 7,000